UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
October 27, 2009

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	9742
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      184     3725 SH       SOLE                     3725
AETNA                          COM              00817Y108      110     3950 SH       SOLE                     3950
AMERICAN ELEC PWR              COM              025537101       99     3200 SH       SOLE                     3200
BANK OF AMERICA                COM              060505104      125     7401 SH       SOLE                     7401
BAXTER INTL                    COM              071813109      219     3850 SH       SOLE                     3850
BECTON DICKINSON               COM              075887109      366     5245 SH       SOLE                     5245
CATERPILLAR INC                COM              149123101       93     1810 SH       SOLE                     1810
CISCO SYSTEMS                  COM              17275R102      307    13030 SH       SOLE                    13030
CONSOLIDATED EDISON            COM              209115104      242     5900 SH       SOLE                     5900
COSTCO                         COM              22160K105      438     7775 SH       SOLE                     7775
DEERE & CO                     COM              244199105       72     1685 SH       SOLE                     1685
DUKE ENERGY                    COM              26441C105      212    13500 SH       SOLE                    13500
EXXON MOBIL                    COM              30231G102      713    10393 SH       SOLE                    10393
GENERAL ELECTRIC               COM              369604103      199    12138 SH       SOLE                    12138
GENERAL MILLS                  COM              370334104       71     1100 SH       SOLE                     1100
INT'L BUS MACH                 COM              459200101       65      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      489     8030 SH       SOLE                     8030
MARATHON OIL                   COM              565849106      128     4025 SH       SOLE                     4025
METLIFE                        COM              59156R108      159     4175 SH       SOLE                     4175
MICRON TECH                    COM              595112103        7      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      382    14840 SH       SOLE                    14840
PROCTOR & GAMBLE               COM              742718109      212     3668 SH       SOLE                     3668
US BANCORP                     COM              902973106      988    45175 SH       SOLE                    45175
WAL-MART                       COM              931142103       54     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101      361    12800 SH       SOLE                    12800
BARCLAYS BK 6.625% PERP                         06739F390       14      700 SH       SOLE                      700
BB&T CAP TST 8.95% 9/15/13                      05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       48     1750 SH       SOLE                     1750
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713       77     6625 SH       SOLE                     6625
AIM DEVELOPING MKTS A                           00141T577       38 1470.588 SH       SOLE                 1470.588
ARTISAN INTL FD                                 04314H204       42 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1015 26013.845SH       SOLE                26013.845
LAUDUS INT'L MRKTMASTERS INST                   808509640      788 51465.180SH       SOLE                51465.180
LAUDUS INT'L MRKTMASTERS INV                    808509889       11  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       91 3076.239 SH       SOLE                 3076.239
ISHARES BARCLAYS 1-3 YR CRDT B                  464288646      207 1980.000 SH       SOLE                 1980.000
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457      818 9740.000 SH       SOLE                 9740.000
ISHARES BARCLAYS TRES PROT INF                  464287176       87  850.000 SH       SOLE                  850.000
ISHARES COMEX GOLD TRUST                        464285105      186 1885.000 SH       SOLE                 1885.000